Warrant derivative liability	12 Months Ended
Dec. 31, 2021
Warrant derivative liability
Warrant derivative liability

Note 12 - Warrant derivative liability

Investor Warrants

On April 5, 2017, the Company entered into a Securities Purchase Agreement with certain unrelated investors to sell an aggregate of 434,783 shares of the Company’s ordinary shares and warrants to purchase up to an initial 326,087 of the Company’s ordinary shares with an initial exercise price of $2.75 per share. Warrants to purchase the Company’s ordinary shares were issued to investors in amount equal to 75% of the shares purchased by each investor under the Purchase Agreement.

On November 15, 2017, the Company consummated a private placement of the Company’s ordinary stock pursuant to a series of Stock Purchase Agreements, dated November 13, 2017. Under the Stock Purchase Agreements, the Company sold shares at a price of $0.80. As such, pursuant to Section 3(b) of the Warrants, the Company has determined that the Investor Warrants exercise price per share of ordinary stock shall be hereby adjusted to $1.00 and the number of shares of ordinary stock subject to the Investor Warrants shall be hereby increased to 896,739 shares, with an expiration date of April 4, 2021.

The Investor Warrants were fully exercised by April 4, 2021. As of December 31, 2020, 422,922 Investor Warrants were outstanding, and their fair values were $203 (note 2).

Placement Agent Warrants

In connected with the offering of the Company’s shares on April 5, 2017 (see above), the Company issued 34,783 warrants (the “Placement Agent Warrants”) to its placement agent (an amount equal to 8% of our ordinary shares sold to investors in the offering).

On November 15, 2017, as a result of the private placement of the Company’s ordinary stock pursuant to a series of Stock Purchase Agreements, and pursuant to Section 3(b) of the Warrants, the Company has determined that the Placement Agent Warrants exercise price per share of ordinary stock shall be hereby adjusted to $1.00 and the number of shares of ordinary stock subject to the Placement Agent Warrants shall be hereby increased to 95,653 shares, with an expiration date of April 4, 2021.

The Investor Warrants were fully exercised by April 4, 2021. As of December 31, 2020, 95,653 Placement Agent Warrants were outstanding, and their fair values were $46 (note 2).

The amount of $247, $4 and $33 was recognized as “Change in fair value of warrant derivative liability” in the consolidated statements of comprehensive loss for the years ended December 31, 2021, 2020 and 2019, respectively.

The Investor Warrants and Placement Agent Warrants are exercisable for a period of four years commencing from April 5, 2017.

Following is a summary of the warrant activity for the years ended December 31, 2021 and 2020:

			Weighted
			Average
		Average	Remaining
	Number of	Exercise	Contractual
	Warrants	Price	Term in Years

Outstanding at January 1, 2019	817,489	$1.00	2.26
Exercisable at January 1, 2019	817,489	1.00	—
Granted	—	—	—
Exercised	—	—	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at December 31, 2019	817,489	$1.00	1.26
Exercisable at January 1, 2020	817,489	1.00	—
Granted	—	—	—
Exercised	(298,914)	1.00	—
Surrendered	—	—	—
Expired	—	—	—
Outstanding at December 31, 2020	518,575	$1.00	0.26
Exercisable at January 1, 2021	518,575	$1.00
Granted	—	—	—
Exercised	(518,575)	$1.00	—
Surrendered	—	—	—
Outstanding at December 31, 2021	—	—	—